Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 404,658	¥ 361,492
Noncurrent assets	868,455	834,765
Current liabilities	273,067	248,450
Noncurrent liabilities and noncontrolling interests	768,007	761,546
Net revenues	468,933	387,229	¥ 358,256
Operating income	56,729	37,800	32,884
Net income attributable to controlling interests	¥ 27,301	¥ 11,529	¥ 8,388
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%